Segmented information - Reconciliation of Fund Flows from Operations to Net Earnings (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segmented information
Fund flows from operations		$ 502,065,000	$ 908,055,000
Accretion		(35,318,000)	(32,667,000)
Depletion and depreciation		(580,461,000)	(675,177,000)
Impairment	$ 0	(1,682,344,000)	(46,056,000)
Unrealized loss on derivative instruments		(100,955,000)	(57,427,000)
Equity based compensation		(42,906,000)	(64,233,000)
Unrealized foreign exchange gain		49,012,000	57,225,000
Unrealized other expense		(833,000)	(825,000)
Deferred tax		374,313,000	(56,096,000)
Net (loss) earnings		$ (1,517,427,000)	$ 32,799,000